Equity Method Investments	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 14, 2021	Dec. 31, 2021
Equity Method Investments [Line Items]
Equity Method Investments

NOTE 7 — Equity Method Investments

As a result of the Aria Merger, the Company holds 50% interest in two joint ventures, Mavrix, LLC (“Mavrix”) and Sunshine Gas Producers, LLC (“SGP”), which are accounted for using the equity method due to the joint control by both the Company and unrelated parties with ownership interest in each entity.

Under the terms of the original Mavrix, LLC Contribution Agreement dated September 30, 2017, the Company is required to make an earn-out payment to its joint venture partner holding the other 50% membership in Mavrix in an amount up to $9.55 million. The earn-out payment represents additional consideration for the Company’s equity interest in Mavrix and will be based on the performance of certain projects owned by Mavrix through the earn-out period which ends September 30, 2022. No earn-out payment is due until the completion of the earn-out period. In February 2022, the Mavrix, LLC Contribution Agreement was amended to exclude certain upgrade and optimization capital expenditures incurred for one specific project from the earn-out calculation and to add a maintenance expenditure cap. Based on the amended terms, the Company has estimated the earn-out payment to be $8.3 million at June 30, 2022, and this amount is reflected in the accompanying balance sheet in accrued and other current liabilities.

The summarized financial information for the Mavrix and SGP equity method investments is as follows:

(in thousands)	June 30, 2022	December 31, 2021
Assets	$225,978	$203,864
Liabilities	51,873	15,477
Net assets	$174,105	$188,387
Company’s share of equity in net assets	$87,052	$94,194
(in thousands)	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Total revenues	$26,797	$52,025
Net income	$10,419	$18,436
Company’s share of net income	$5,209	$9,218

The Company’s carrying values of the Mavrix and SGP investments also include basis differences totaling $154.5 million as of June 30, 2022 as a result of the fair value measurements recorded as part of the Aria Merger. Amortization of the basis differences reduced equity investment income by $2.6 million and $5.1 million for the three and six months ended June 30, 2022, respectively.

On December 30, 2021, the Company entered into a new joint venture. The Company contributed $7.5 million in cash in 2021 into this newly created entity, Saturn Renewables LLC (“Saturn”), in exchange for a 50% interest, and the joint venture acquired gas rights at two landfill sites to develop RNG facilities. The Company is the operator of Saturn’s day-to-day operations and accounts for its investment in Saturn using the equity method. The Company has contributed an additional $8.0 million to the Saturn joint venture during the six months ended June 30, 2022, and the carrying value of Saturn was $15.5 million as of June 30, 2022.

In addition, the Company also owns several smaller investments accounted for using the equity method of accounting totaling $7.1 million as of both June 30, 2022 and December 31, 2021.

NOTE 8 — Equity Method Investments

As a result of the Aria Merger, the Company holds 50% interest in two joint ventures, Mavrix and Sunshine Gas Producers, LLC. (“SGP”), which are accounted for using the equity method due to the joint control by both the Company and unrelated parties with ownership interest in each entity.

Under the terms of the original Mavrix, LLC Contribution Agreement dated September 30, 2017, the Company is required to make an earn-out payment to its joint venture partner holding the other 50% membership in Mavrix in an amount up to $9.55 million. The earn-out payment represents additional consideration for the Company’s equity interest in Mavrix and will be based on the performance of certain projects owned by Mavrix through the earn-out period which ends September 30, 2022. No earn-out payment is due until the completion of the earn-out period. The Company has estimated the earn-out payment to be $3.7 million at December 31, 2021, and this amount is reflected in the accompanying balance sheet in accrued and other current liabilities.

The summarized financial information for the Mavrix and SGP equity method investments following the Business Combinations is as follows:

(in thousands)	December 31, 2021
Assets	$203,864
Liabilities	15,477
Net assets	$188,387
Company’s share of equity in net assets	$94,194
(in thousands)	Year Ended December 31, 2021
Total revenues	$34,958
Net income	$16,433
Company’s share of net income	$8,217

The Company’s carrying values of the Mavrix and SGP investments also include basis differences totaling $154.0 million as of December 31, 2021 as a result of the fair value measurements recorded in the Aria Merger. Amortization of the basis differences reduced equity investment income by $3.1 million for the year ended December 31, 2021. As of December 31, 2021, the Company’s interest in Mavrix’s and SGP’s undistributed earnings was $0.3 million and zero, respectively.

On December 30, 2021 the Company entered into a joint venture with a large waste management company. The Company contributed $7.5 million in cash into a newly created entity, Saturn Renewables LLC (“Saturn”), in exchange for a 50% interest. Concurrent with the closing, Saturn acquired existing gas rights at two locations along with an existing non-operating power plant at one of the locations. The JV partner extended long-term gas agreements for the Hickory Meadows site and contributed gas rights at an additional undeveloped site. Each party will have three board seats and jointly control Saturn. The Company will be the operator of the day to day operations of Saturn’s existing power plant and will account for its investment using the equity method.

In addition, the Company also owns several smaller investments accounted for using the equity method of accounting totaling $7.1 million as of December 31, 2021.

Aria Energy LLC [Member]
Equity Method Investments [Line Items]
Equity Method Investments

NOTE 3 — Equity Method Investments — Predecessor

Aria holds 50% interests in two joint ventures accounted for using the equity method — Mavrix and Sunshine Gas Producers, LLC. Prior to the sale of LESPH in June 2021, Aria also held 50% interests in the following four joint ventures: Riverview Energy Systems, LLC, Adrian Energy Systems, LLC, Salem Energy Systems, LLC, and Salt Lake Energy Systems LLC.

Under the terms of the Mavrix, LLC Contribution Agreement dated September 30, 2017, Aria is required to make an earn-out payment to its joint venture partner holding the other 50% membership (in Mavrix) in an amount up to $9.55 million. As defined in the Contribution Agreement, the payment represents additional consideration for Aria’s equity interest in Mavrix, and the earn-out payment will be based on the performance of certain projects owned by Mavrix through the earn-out period which ends September 30, 2022. No earn-out payment is made until after the end of the earn-out period. Aria has estimated the earn-out payment to be $1.7 million at June 30, 2021 and has recorded these amounts in other long-term liabilities in the period.

Summary information on the equity method investments is as follows:

(in thousands)	June 30, 2021
Assets	$186,521
Liabilities	14,862
Net assets	$171,659
Aria’s share of equity in net assets	$85,299
(in thousands)	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Revenue	$29,303	$52,902
Net income	$13,907	$25,275
Aria’s share of net income	$7,469	$13,325

NOTE 5 — Equity Method Investments — Predecessor

Aria holds 50% interests in two joint ventures accounted for using the equity method — Mavrix and Sunshine Gas Producers, LLC. Prior to the sale of LESPH in June 2021, Aria also held 50% interests in the following four joint ventures: Riverview Energy Systems, LLC, Adrian Energy Systems, LLC, Salem Energy Systems, LLC, and Salt Lake Energy Systems LLC. See Held for Sale section in Note 2 for more discussion on the sale of LESPH.

Under the terms of the Mavrix LLC Contribution Agreement dated September 30, 2017, Aria is required to make an earn-out payment to its JV partner holding the other 50% membership (in Mavrix LLC) in an amount up to $9.55 million. As defined in the Contribution Agreement, the payment represents additional consideration for Aria’s equity interest in Mavrix, and the earn-out payment will be based on the performance of certain projects owned by Mavrix through the earn-out period which ends September 30, 2022. No earn-out payment is made until after the end of the earn-out period. Aria has estimated the earn-out payment to be $1.7 million at September 14, 2021 and $1.4 million at December 31, 2020, and has recorded these amounts in other long-term liabilities in the respective periods.

Summary information on the equity method investments is as follows:

(in thousands)	December 31, 2020
Assets	$171,288
Liabilities	13,570
Net assets	$157,718
Aria’s share of equity in net assets	77,993
(in thousands)	January 1 to September 14, 2021	Year Ended December 31, 2020
Revenue	$78,125	$60,459
Net income	$38,512	$18,801
Aria’s share of net income	$19,777	$9,298